DEBT - Long-Term Debt and Capital Leases (Details) $ in Millions	Dec. 28, 2019 USD ($)
Maturities of Long-term debt and capital leases
2020 (classified as current)	$ 265.0
2023	250.0
2025 and thereafter	$ 1,236.5